Supplementary Cash Flow Information	12 Months Ended
Mar. 31, 2025
Supplementary Cash Flow Information [Abstract]
SUPPLEMENTARY CASH FLOW INFORMATION
25.SUPPLEMENTARY CASH FLOW INFORMATION
(a)Table below summarizes the information about changes in non-cash operating working capital:

	Years Ended March 31,
Changes in non-cash operating working capital:	2025	2024
Trade and other receivables	$1,749	$(479)
Inventories	(661)	610
Prepaids and deposits	686	(2,411)
Accounts payable and accrued liabilities	2,898	6,549
Deposits received	2,974	398
Due from a related party	(58)	(582)
	$7,588	$4,085
(b)Table below summarizes the information related to non-cash capital transactions:

	Years Ended March 31,
Non-cash capital transactions:	2025	2024
Acquisition of Adventus paid by equity securities	$176,265	$—
Additions of plant and equipment included in accounts payable and accrued liabilities	3,254	1,393
Capital expenditures of mineral rights and properties included in accounts payable and accrued liabilities	$3,499	$(922)
(c)Table below summarizes the information related to cash and cash equivalents:

	March 31, 2025	March 31, 2024
Cash on hand and at bank	$236,457	$112,355
Bank term deposits and short-term money market investments	127,521	40,587
Total cash and cash equivalents	$363,978	$152,942